Schedule of Segment Reporting Information, Total Assets by Segment (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 9,995,520
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	19,803,442
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	23,701,298
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	32,651,184
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	590,181
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	364,892
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	13,272,186
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 9	34,286,999
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	$ 66,091,704